UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05506

                 College and University Facility Loan Trust Two
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                c/o U.S. Bank One Federal Street Boston, MA 02110
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                               Diana J. Kenneally
                       U.S. Bank Corporate Trust Services
                               One Federal Street
                                Boston, MA 02110
                      -------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 603-6406

Date of fiscal year end: November 30

Date of reporting period: December 1, 2003 - November 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

                College and University
               Facility Loan Trust Two










                  Financial Statements
                      November 30,2004

INDEPENDENT AUDITORS' REPORT

To U.S. Bank, Owner Trustee
of College and University Facility Loan Trust Two:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of College and University Facility Loan Trust Two (the Trust) as of November 30, 2004, the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Trust for each of the two years in the period ended November 30, 2001 were audited by other auditors who have ceased operations and whose report, dated January 4, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Trust is accounting for its investments under the amortized cost method of accounting, adjusted by an allowance for loan loss. In our opinion, accounting principles generally accepted in the United States of America require that the investments be accounted for under the fair value method of accounting. Accounting for the investments under the fair value method of accounting, based on management's estimate of fair value as described in Note 8, would result in an increase of approximately $21,022,000 and $27,486,000 in the recorded value of the investments and an increase in unrealized appreciation of investments of approximately $21,022,000 and $27,486,000 as of November 30, 2004 and November 30, 2003, respectively.

In our opinion, except for the effect on the 2004 and 2003 financial statements of accounting for investments under the amortized cost method of accounting as discussed in the preceding paragraph, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Trust as of November 30, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

January 28, 2005

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                       STATEMENT OF ASSETS AND LIABILITIES

November 30,                                                               2004
-----------------------------------------------------------------------------------
ASSETS:

INVESTMENTS, at amortized cost, net of allowance for loan losses of
  $1,432,376 (Notes 1, 2, 6, 7 and 8, and Schedule of Investments)     $ 80,522,042
CASH                                                                         24,608
INTEREST RECEIVABLE                                                         765,587
DEFERRED BOND ISSUANCE COSTS (Note 2)                                       234,840
-----------------------------------------------------------------------------------

     Total assets                                                        81,547,077
-----------------------------------------------------------------------------------

LIABILITIES:

BONDS PAYABLE, net of unamortized discount (Notes 3 and 8)               66,845,094
INTEREST PAYABLE (Note 3)                                                 1,654,732
ACCRUED EXPENSES AND OTHER LIABILITIES                                      203,097
DISTRIBUTION PAYABLE TO CLASS B CERTIFICATEHOLDERS (Note 5)               2,318,735
-----------------------------------------------------------------------------------

     Total liabilities                                                   71,021,658
-----------------------------------------------------------------------------------

NET ASSETS:

CLASS B CERTIFICATES, par value $1 - authorized, issued and
  outstanding - 1,763,800 certificates (Note 5)                           1,763,800
DISTRIBUTIONS IN EXCESS OF TAX EARNINGS (Notes 2 and 5)                  (2,525,071)
ADDITIONAL PAID-IN CAPITAL (Note 2)                                      11,286,690
-----------------------------------------------------------------------------------

     Total net assets                                                  $ 10,525,419
===================================================================================

     Net asset value per Class B certificate
       (based on 1,763,800 certificates outstanding)                   $       5.97
===================================================================================

      The accompanying notes are an integral part of these financial statements.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                             STATEMENT OF OPERATIONS

Year ended November 30,                                     2004
--------------------------------------------------------------------
INVESTMENT INCOME:
   Interest income (Note 2)                             $ 10,170,933
--------------------------------------------------------------------

EXPENSES:
   Interest expense (Notes 2 and 3)                        7,617,733
   Servicer fees (Note 4)                                     79,125
   Trustee fees (Note 4)                                      49,782
   Other trust and bond administration expenses              311,077
--------------------------------------------------------------------

     Total expenses                                        8,057,717
--------------------------------------------------------------------

     Net investment income                                 2,113,216
--------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  2,113,216
====================================================================

      The accompanying notes are an integral part of these financial statements.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                             STATEMENT OF CASH FLOWS

Year ended November 30,                                            2004
---------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                           $  3,980,727
   Interest paid                                                 (3,768,759)
   Operating expenses paid                                         (498,388)
---------------------------------------------------------------------------

       Net cash used in operating activities                       (286,420)
---------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES:
   Net increase in funds held under investment agreements          (348,622)
   Principal payments on Loans                                   20,292,295
---------------------------------------------------------------------------

       Net cash provided by investing activities                 19,943,673
---------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Principal repayments on Bonds                                (16,023,164)
   Distributions to Class B certificateholders                   (3,659,481)
---------------------------------------------------------------------------

       Net cash used in financing activities                    (19,682,645)
---------------------------------------------------------------------------

NET DECREASE IN CASH                                                (25,392)

CASH, beginning of year                                              50,000
---------------------------------------------------------------------------

CASH, end of year                                              $     24,608
===========================================================================

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations        $  2,113,216
   Decrease in interest receivable                                  120,123
   Decrease in accrued expenses and other liabilities               (58,404)
   Decrease in Bond interest payable                               (320,463)
   Amortization of original issue discount on Bonds               4,106,181
   Amortization of purchase discount on Loans                    (6,310,329)
   Amortization of deferred Bond issuance costs                      63,256
---------------------------------------------------------------------------

       Net cash used in operating activities                   $   (286,420)
===========================================================================

      The accompanying notes are an integral part of these financial statements.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                       STATEMENT OF CHANGES IN NET ASSETS
                                   (NOTE 2(f))

Years ended November 30,                                       2004             2003
----------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income                                   $  2,113,216     $  1,838,312
----------------------------------------------------------------------------------------

     Net increase in net assets applicable to Class B
       certificateholders resulting from operations           2,113,216        1,838,312

CAPITAL CERTIFICATE TRANSACTIONS:
   Distributions to Class B certificateholders (Note 5)      (3,699,863)      (3,204,355)
----------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                                   (1,586,647)      (1,366,043)

NET ASSETS:
   Beginning of year                                         12,112,066       13,478,109
----------------------------------------------------------------------------------------

   End of year                                             $ 10,525,419     $ 12,112,066
========================================================================================

      The accompanying notes are an integral part of these financial statements.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                              FINANCIAL HIGHLIGHTS
                                 (NOTES 1 AND 5)

Years ended November 30,                       2004              2003              2002              2001               2000
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, beginning of year         $       6.87      $       7.64      $       8.53      $       9.01       $      10.05
--------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                              1.20              1.04              1.37              1.15               1.34

PROVISION FOR LOAN LOSSES                             -                 -                 -                 -               (.17)

DISTRIBUTION TO CLASS B
  CERTIFICATEHOLDERS:
   As tax return of capital                       (2.10)            (1.81)            (2.26)            (1.63)             (2.21)
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, end of year               $       5.97      $       6.87      $       7.64      $       8.53       $       9.01
================================================================================================================================

TOTAL INVESTMENT RETURN(a)                          N/A               N/A               N/A               N/A                N/A

NET ASSETS APPLICABLE TO CLASS B
  CERTIFICATES, end of year                $ 10,525,419      $ 12,112,066      $ 13,478,109      $ 15,039,698       $ 15,898,314
================================================================================================================================

RATIOS AND SUPPLEMENTAL DATA:

   Ratio of operating expenses to average
     net assets applicable to
     Class B certificates                         71.19%(b)         66.77%(b)         70.03%(b)         69.21%(b)          73.02%(b)

   Ratio of net investment income
     to average net assets applicable
     to Class B certificates                      18.67%            14.37%            16.97%            13.05%             14.10%

   Number of Class B certificates
     outstanding, end of year                 1,763,800         1,763,800         1,763,800         1,763,800          1,763,800

(a)   The Trust's investments are recorded at amortized cost as discussed in
      Note 2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total investment return" and has not included information under that heading. In addition, as the Trust's investments are not traded, management believes that no meaningful information can be provided regarding portfolio turnover.

(b) Excluding interest expense, the ratio of operating expenses to average net assets applicable to Class B certificates was 3.89%, 3.26%, 2.76%, 2.72% and 2.53% in 2003, 2003, 2002, 2001 and 2000, respectively.

      The accompanying notes are an integral part of these financial statements.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION AND BUSINESS

College and University Facility Loan Trust Two (the Trust) was formed on March 11, 1988 as a business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by the Bank of Boston (the Owner Trustee), succeeded by State Street Bank and Trust Company, succeeded by US Bank (successor Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end, management investment company.

The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on May 12, 1988 (the Closing Date) and issued Bonds in four tranches in the aggregate principal amount (at maturity) of $450,922,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by, or previously assigned to, the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to J.P. Morgan Trust Company, National Association, as successor in interest to Bank One Trust Company, NA, formerly The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.18% and a weighted average remaining term to maturity of approximately 18.77 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment contracts (Note 2) as specified in the Indenture.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION AND BUSINESS (Continued)

All payments on the Loans and earnings under the investment agreements and any required transfers from the Expense and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee, as defined within, and in accordance with the Indenture. On each bond payment date, amounts on deposit in the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement and to fund the Liquidity Fund to the Liquidity Fund Requirement. Any funds remaining in the Revenue Fund on such payment date will be used to further pay down the Bonds to the extent of the maximum principal distribution amount, after which any residual amounts are paid to the certificateholders, as discussed in Note 5.

On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)   College and University Facility Loans

The Loans were purchased and recorded at a discount below par. Pursuant to a "no-action letter" that the Trust received from the Securities and Exchange Commission, the Loans, included in investments in the accompanying statement of assets and liabilities, are being accounted for under the amortized cost method of accounting. Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. When a Loan prepays, the remaining discount is recognized as interest income. The remaining balance of the purchase discount on the Loans as of November 30, 2004 was approximately $27,382,000. As a result of prepayments of Loans in the year ended November 30, 2004, additional interest income of approximately $1,256,549 was recognized.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)   College and University Facility Loans (Continued)

The Trust's policy is to discontinue the accrual of interest on Loans for which payment of principal or interest is 180 days or more past due or for other such Loans that management believes the collection of interest and principal is doubtful. When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is generally recognized when received. Payments are generally applied to interest first, with the balance, if any, applied to principal. At November 30, 2004, no loans have been placed on nonaccrual status.

Accounting principles generally accepted in the United States of America (GAAP), requires that the Loans be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

(b)   Other Investments

Other investments, which are included in investments in the accompanying statement of assets and liabilities, consist of two investment agreements issued by JP Morgan Chase Bank, bearing fixed rates of interest of 7.05% and 7.75%. These investments may take the form of repurchase agreements (the underlying collateral of which shall be as to form and substance acceptable to each nationally recognized statistical rating agency that rates the Bonds), time deposits or other lawful investments at JP Morgan Chase Bank's option. These investments are carried at amortized cost. These investment agreements terminate on the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

GAAP requires that the investments be accounted for under the fair value method of accounting. However, management believes that the amortized cost method of accounting best serves the informational needs of the users of the Trust's financial statements.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(c)   Federal Income Taxes

It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

(d)   Deferred Bond Issuance Costs

Deferred bond issuance costs are being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. When Loan prepayments occur, an additional portion of the deferred issuance costs is expensed in the year the prepayment occurred, so that the future effective interest rate remains unchanged.

(e)   Accounting for Impairment of a Loan and Allowance for Loan Losses

The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required to reflect the risks in the loan portfolio, based on circumstances and conditions known or anticipated at each reporting date.

The methodology for assessing the appropriateness of the allowance consists of a review of the following three key elements:

      (1)   a valuation allowance for loans identified as impaired,

      (2) a formula-based general allowance for the various loan portfolio classifications, and

      (3)   an unallocated allowance.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)   Accounting for Impairment of a Loan and Allowance for Loan Losses
      (Continued)

A loan is impaired when, based on current information and events, it is probable that the Trust will be unable to collect all amounts due in accordance with the contractual terms of the loan agreement. Loans identified as impaired are further evaluated to determine the estimated extent of impairment.

The formula-based general allowance is derived primarily from a risk-rating model that grades loans based on general characteristics of credit quality and relative risk. As credit quality for individual loans deteriorates, the risk rating and the allowance allocation percentage increases. The sum of these allocations comprise the Trust's formula-based general allowance.

In addition to the valuation and formula-based general allowance, there is an unallocated allowance. This element recognizes the estimation risks associated with the valuation and formula-based models. It is further adjusted for qualitative factors including, among others, general economic and business conditions, credit quality trends, and specific industry conditions.

There are inherent uncertainties with respect to the final outcome of loans and as such, actual losses may differ from the amounts reflected in the financial statements.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)   Presentation of Capital Distributions

Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position (SOP) 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies." SOP 93-2 requires the Trust to report distributions that are in excess of tax-basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

In accordance with SOP 93-2, the Trust reclassifies certain amounts from distributions in excess of tax earnings to paid-in-capital. The total reclassification was $1,856,073 as of November 30, 2004. This reclassification has no impact on the net investment income or net assets of the Trust.

The reclassifications are a result of permanent differences between GAAP and tax accounting for such items as net operating losses and the accretion of purchase discount on the Loans. Additionally, the amount deducted for the allowance for loan losses is not currently deductible for tax purposes and creates a temporary deficit reflected as distributions in excess of tax earnings in the accompanying statement of assets and liabilities.

On December 1, 2003 and June 1, 2004, distributions of $1.29 and $0.78 per certificate were declared and paid to certificateholders of record on November 20, 2003 and May 20, 2004, respectively.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(f)   Presentation of Capital Distributions (Continued)

The tax character of distributions paid during the year ended November 30, 2004 were as follows:

Distributions paid from:

Ordinary income                                                        $           -
Long-term capital gain                                                             -
Return of capital                                                          3,659,481
------------------------------------------------------------------------------------

Total distributions                                                    $   3,659,481
====================================================================================

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary loss                                            $  (2,525,071)
Undistributed long-term gain                                                       -
Unrealized appreciation                                                            -
------------------------------------------------------------------------------------

                                                                       $  (2,525,071)
====================================================================================

The undistributed ordinary loss consists of allowance for loan losses of $1,432,376 and accretion of purchase discount on the Loans of $1,092,695 which will reverse in future years causing a reduction in taxable ordinary income.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

(g)   Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, the Trust evaluates the estimates used, including those related to the allowance for loan losses. The Trust bases its estimates on historical experience, current conditions and various other assumptions that the Trust believes to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. These estimates are used to assist the Trust in the identification and assessment of the accounting treatment necessary with respect to commitments and contingencies. Actual results may differ from these estimates under different assumptions or conditions.

The allowance for loan losses is a critical accounting policy that requires estimates and assumptions to be made in the preparation of the Trust's financial statements. The allowance for loan losses is based on the Trust's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. The allowance for loan losses is a significant estimate and is therefore regularly evaluated for adequacy by taking into consideration factors such as prior loan loss experience, the character and size of the loan portfolio, business and economic conditions and the Trust's estimation of future losses. The use of different estimates or assumptions could produce different provisions for loan losses. See Note 2(e) for a detailed description of the Trust's estimation process and methodology related to the allowance for loan losses.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

3.    BONDS

The Bonds outstanding at November 30, 2004 consist of the following:

                                                          Outstanding           Unamortized           Carrying
                    Interest          Stated               Principal              Discount             Amount
   Type               Rate           Maturity               (000's)               (000's)              (000's)
--------------------------------------------------------------------------------------------------------------
Sequential            4.00%        June 1, 2018            $  82,737            $    15,892          $  66,845

Interest on the Bonds is payable semiannually. On December 1, 2004, the Trust made a principal payment of $9,939,736 on the Bonds.

Principal payments on the Bonds will be made prior to the respective stated maturities on each bond payment date in an amount equal to the lesser of either
(1) amounts available in the Revenue Fund after certain required payments of interest and principal (at the stated maturity of the Bonds) and administrative expenses after required transfers to the Expense Fund and the Liquidity Fund (such that the amounts on deposit are equal to the Expense Fund Requirement and the Liquidity Fund Requirement, respectively), or (2) the Maximum Principal Distribution Amount, as defined within the Indenture. These principal payments will be applied to each class of Bonds in the order of their stated maturities, so that no payment of principal will be made on the Bonds of any class until all Bonds having an earlier stated maturity have been paid in full.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

3.    BONDS (Continued)

The estimated aggregate principal payments on the Bonds at November 30, 2004 after taking into consideration actual Loan prepayments, Defaulted Loans and the Maximum Principal Distribution Amount, as defined in the Indenture, are as follows:

                                                                 Amount
Fiscal Year                                                      (000's)
------------------------------------------------------------------------
2005                                                            $ 13,709
2006                                                               8,981
2007                                                               7,953
2008                                                               6,992
2009                                                               6,537
Thereafter                                                        38,565
------------------------------------------------------------------------

Total                                                           $ 82,737
========================================================================

Actual Bond principal payments may differ from estimated payments because borrowers may prepay or default on their obligations. The Bonds are not subject to optional redemption by either the Trust or the bondholders.

In the event of negative cash flows, a Liquidity Fund has been established and maintained such that, on or before such payment date, the Liquidity Fund may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust. The original issue discount is being amortized using the effective interest rate method over the estimated lives of the Bonds, which are based on the scheduled payments of the Loans. Accordingly, loan prepayments have the effect of accelerating bond payments. When Bond payments occur sooner than estimated payments, a portion of the original issue discount is expensed in the year of prepayment, so that the future effective interest rate on the Bonds remains unchanged.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

4.    ADMINISTRATIVE AGREEMENTS

(a)   Servicer

As compensation for the services provided under the servicing agreement, GMAC Commercial Mortgage receives a servicing fee. The fee is earned each date payments are received on each Loan and is equal to 0.075 of 1% of the outstanding principal balance of each Loan divided by the number of payments of principal and interest in a calendar year. For the year ended November 30, 2004, this fee totaled $74,460. GMAC Commercial Mortgage is reimbursed by the Trust for out-of-pocket expenses incurred in connection with the inspection of buildings and property used as collateral for the loans. For the year ended November 30, 2004, out-of-pocket expenses totaled $4,665.

(b)   Trustees

As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

- The Owner Trustee, in its capacities as manager of the Trust and as Owner Trustee, earned fees of $15,000 and $12,500, respectively, for the year ended November 30, 2004. In addition, the Owner Trustee incurred $1,000 of out-of-pocket expenses.

- The Bond Trustee is entitled to an annual fee equal to 0.015 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. In addition, the Bond Trustee is reimbursed for other agreed-upon related expenses. For the year ended November 30, 2004, total Bond Trustee fees and out-of-pocket expenses amounted to $21,282.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

5.    CERTIFICATES

Holders of each of the Class B certificates receive amounts paid to the Owner Trustee pursuant to the Declaration of Trust on a pro rata basis. On December 2, 2004, a distribution of $2,318,735 was made to the Class B certificateholders. This payment is reflected as a liability in the accompanying statement of assets and liabilities.

While the Bonds are outstanding, distributions to the Class B certificateholders are made on the second business day in each June and December (the Distribution
Date) and, after the Bonds are paid in full, on the first business day of each calendar month. The certificateholders shall each be entitled to one vote per certificate.

6.    ALLOWANCE FOR LOAN LOSSES

An analysis of the allowance for loan losses for the year ended November 30, 2004 is summarized as follows:

Balance, beginning of year                                            $  1,432,376
Reduction in reserve for loan losses                                             -
Charge-offs                                                                      -
----------------------------------------------------------------------------------

Balance, end of year                                                  $  1,432,376
==================================================================================

At November 30, 2004, there were no recorded investments in loans that are considered to be impaired. See Note 2(e) for a discussion of the Trust's impaired loan accounting policy.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

7. LOANS

Scheduled principal and interest payments on the Loans as of November 30, 2004, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                    Principal          Interest
                                     Payments          Payments           Total
Fiscal year                          (000's)           (000's)           (000's)
----------------------------------------------------------------------------------
2005                                $  11,204         $   2,915        $    14,119
2006                                    9,646             2,513             12,159
2007                                    8,811             2,219             11,030
2008                                    7,867             1,953              9,820
2009                                    7,486             1,710              9,196
Thereafter                             48,256             7,264             55,520
----------------------------------------------------------------------------------

Total                               $  93,270         $  18,574        $   111,844
==================================================================================

Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest on the Loans may vary significantly from the scheduled payments. As of November 30, 2004, there were no Loans in Default.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

7.    LOANS (Continued)

The following analysis summarize the stratification of the Loan portfolio by type of collateral and institution as of November 30, 2004:

                                                      Amortized
                                        Number          Cost
Type of Collateral                     of Loans        (000's)              %
-------------------------------------------------------------------------------
Loans secured by a
  first mortgage                          134         $  40,897            62.1%

Loans not secured by
  a first mortgage                         60            24,991            37.9
-------------------------------------------------------------------------------

Total Loans                               194         $  65,888           100.0%
===============================================================================

                                                      Amortized
                                        Number          Cost
Type of Institution                    of Loans        (000's)              %
-------------------------------------------------------------------------------
Private                                   138         $  41,203            62.5%

Public                                     56            24,685            37.5
-------------------------------------------------------------------------------

Total Loans                               194         $  65,888           100.0%
===============================================================================

The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities and, in the case of some Loans to public institutions, which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

7.    LOANS (Continued)

The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

8.    FAIR VALUE OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," allows for the use of a wide range of valuation techniques; therefore, it may be difficult to compare the Trust's fair value information to independent markets or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying market value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these items for financial reporting purposes. In applying the methodology, the calculations have been adjusted for the change in the relevant market rates of interest, the estimated duration of the instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these Loans is not subject to estimate.

                             COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST TWO

                          NOTES TO FINANCIAL STATEMENTS

8.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying statement of assets and liabilities as of November 30, 2004 is as follows:

                                                     Amortized
                                                        Cost              Fair Value
                                                      (000's)              (000's)
------------------------------------------------------------------------------------
Loans                                                $  64,456*          $    84,452

Investment Agreements:
   Revenue Fund                                         14,214                14,915
   Liquidity Fund                                        1,852                 2,177
------------------------------------------------------------------------------------

                                                     $  80,522           $   101,544
====================================================================================

Bonds                                                $  66,845           $    81,196
====================================================================================

*Net of allowance for loan losses of $1,432,376.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                      Internal
Outstanding                                                            Stated                           Rate of       Amortized
 Principal                                                            Interest        Maturity       Return % (A)    Cost (Notes
  Balance                     Description                              Rate %           Date         (Unaudited)       1 and 2)
-----------  -----------------------------------------------         -----------     ----------      -----------     -----------
             COLLEGE AND UNIVERSITY LOANS (80.0%)
                 ---------- ALABAMA --------
$     75     Alabama Agricultural and Mechanical University          3.000-3.750     07/01/2005         10.25        $      69
   1,465     Alabama Agricultural and Mechanical University             3.000        05/01/2018         10.27              967
   1,745     Auburn University                                          3.000        12/01/2018          9.16            1,174
     120     Huntingdon College                                         3.000        10/01/2008         10.60              100
     280     Talladega College                                          3.000        12/01/2012         10.24              208
     850     University of Alabama in Birmingham                        3.000        11/01/2008          7.97              755
              ---------- ARKANSAS --------
      78     University of Central Arkansas                             3.000        04/01/2005         10.69               75
              ---------- CALIFORNIA --------
     158     Azusa Pacific University                                   3.750        04/01/2015         10.88              113
     370     California Polytechnic State University                    3.000        11/01/2007         10.05              324
      95     California State University                                3.000        11/01/2006          8.75               87
     825     California State University                                3.000        11/01/2013          8.93              633
   2,068     California State University                                3.000        11/01/2019          8.99            1,385
     385     Chapman College                                            3.000        10/01/2013         10.65              277
      54     Chapman College                                            3.000        11/01/2005         10.63               50
      85     Chapman College                                            3.000        11/01/2007         10.57               74
      24     Gavilan College                                            3.000        04/01/2006         10.59               22
     379     Lassen Junior College District                             3.000        04/01/2020         10.27              238
     220     Occidental College                                         3.000        10/01/2019         10.41              135
     245     San Diego State University                                 3.000        11/01/2006         10.04              221
   1,325     University Student Co-Operative Association                3.000        04/01/2019         10.70              850
     250     West Valley College                                        3.000        04/01/2009         10.50              210
              ---------- COLORADO --------
     155     Fort Lewis College                                         3.000        10/01/2006         10.09              139
     340     Regis College (Denver)                                     3.000        11/01/2012         10.47              252
              ---------- DELAWARE --------
     150     Wesley College                                             3.375        05/01/2013         10.88              114
     340     University of Delaware                                     3.000        11/01/2006          9.08              311
     534     University of Delaware                                     3.000        12/01/2018          8.81              365
              ---------- FLORIDA --------
     185     Embry-Riddle Aeronautical University                       3.000        09/01/2007         10.64              159
     100     Florida Atlantic University                                3.000        07/01/2006         10.18               89
      98     Florida Institute of Technology                            3.000        11/01/2009         10.53               79
     355     Florida State University                                   3.000        01/01/2009          9.40              308
     180     Nova University                                            3.000        12/01/2007         10.04              156
      58     Stetson University                                         3.000        01/01/2006         11.25               53
     195     University of Central Florida                              3.000        10/01/2007         10.08              170
   1,590     University of Florida                                      3.000        07/01/2014         10.15            1,120
     140     University of South Florida                                3.750        07/01/2005         10.30              130

         The accompanying notes are an integral part of this schedule.        24

                     COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                                SCHEDULE OF INVESTMENTS

                               November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                      Internal
Outstanding                                                           Stated                           Rate of        Amortized
Principal                                                            Interest         Maturity       Return % (A)    Cost (Notes
 Balance                      Description                             Rate %            Date         (Unaudited)       1 and 2)
-----------  -----------------------------------------------        -----------      ----------      -----------     -----------
              ---------- GEORGIA --------
$    111     Emmanuel College                                           3.000        11/01/2013            10.45     $      79
     103     Georgia Education Authority Board of Regents
               of the University System of Georgia                      3.375        01/01/2003            10.60           103
     165     LaGrange College                                           3.000        03/01/2009            11.06           136
     333     Mercer University                                          3.000        05/01/2014            10.58           239
     510     Morehouse College                                          3.000        07/01/2010            10.50           389
      81     Morris Brown College                                       3.750        05/01/2007            11.12            73
   1,205     Morris Brown College                                    2.750-3.750     05/01/2018            10.89           806
     695     Paine College                                              3.000        10/01/2016            10.45           460
              ---------- ILLINOIS --------
     585     Concordia College                                          3.000        05/01/2019            10.65           365
     100     Knox College                                               3.000        04/01/2006            11.15            92
     930     Sangamon State University                                  3.000        11/01/2018            10.12           615
              ---------- INDIANA --------
      70     Anderson University                                        3.000        03/01/2006            11.19            64
      23     Purdue University                                          3.000        07/01/2005             9.26            21
     178     Taylor University                                          3.000        10/01/2012            10.50           131
     556     Taylor University                                          3.000        10/01/2013            10.49           400
   3,190     Vincennes University                                       3.000        06/01/2023             9.02         1,956
              ---------- IOWA --------
      45     NIACC Dormitories, Inc.                                    3.000        10/01/2012            10.27            34
     238     Simpson College                                            3.000        07/01/2016            10.58           155
      37     Waldorf College                                            3.000        07/01/2005            10.77            34
     100     Wartburg College                                           3.750        04/01/2011            11.00            79
              ---------- KANSAS --------
      60     Fort Hays State University                                 3.000        10/01/2007            10.08            52
      45     Hesston College                                            3.000        04/01/2006            11.14            42
              ---------- KENTUCKY --------
     269     Georgetown College                                         3.000        12/01/2008            10.04           226
     520     Georgetown College                                         3.000        12/01/2009            10.05           423
     111     Spalding University                                        3.000        09/01/2007            10.66            97
     263     Transylvania University                                    3.000        11/01/2010            10.51           207
              ---------- LOUISIANA --------
     100     Dillard University                                         3.000        04/01/2008            11.09            88
      38     Louisiana State University                                 3.000        07/01/2005             8.84            35
      65     Louisiana State University                                 3.000        07/01/2006             8.87            60
              ---------- MARYLAND --------
     203     Hood College                                               3.625        11/01/2014            10.54           148
   1,592     Morgan State University                                    3.000        11/01/2014            10.56         1,126

         The accompanying notes are an integral part of this schedule.        25

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                      Internal
Outstanding                                                           Stated                           Rate of       Amortized
 Principal                                                           Interest         Maturity       Return % (A)   Cost (Notes
  Balance                     Description                             Rate %            Date         (Unaudited)     1 and 2)
-----------  -----------------------------------------------        -----------      ----------      -----------    -----------
              ---------- MASSACHUSETTS --------
$    265     Hampshire College                                          3.000        07/01/2013         10.75       $      190
     970     Hampshire College                                          3.000        02/01/2014         10.70              688
      32     Becker Junior College                                      3.000        04/01/2005         11.21               31
     177     Brandeis University                                        3.000        11/01/2011         10.64              136
     680     College of the Holy Cross                                  3.625        10/01/2013         10.60              508
     220     College of the Holy Cross                                  3.000        10/01/2006         10.63              197
   2,366     Northeastern University                                    3.000        05/01/2018         10.53            1,524
     318     Springfield College                                        3.500        05/01/2013         10.67              245
       7     Springfield College                                        3.000        05/15/2005         10.11                7
   1,900     Tufts University                                           3.000        10/01/2021         10.39            1,116
     580     Wheaton College                                            3.500        04/01/2013         10.70              435
      16     Wheelock College                                           3.000        05/01/2011         10.23               13
              ---------- MICHIGAN --------
      62     Albion College                                             3.000        10/01/2009         10.56               48
      66     Concordia College                                          3.000        04/01/2009         11.05               56
     120     Harper Grace Hospital                                      3.625        04/01/2005         11.26              115
     375     University of Michigan                                     3.750        10/01/2005          9.51              353
              ---------- MINNESOTA --------
     274     College of Saint Thomas                                    3.000        11/01/2009         10.53              222
      29     College of Santa Fe                                        3.000        10/01/2005         10.66               27
     463     College of Santa Fe                                        3.000        10/01/2018         10.43              295
     358     MacAlester College                                         3.000        05/01/2020         10.46              222
              ---------- MISSISSIPPI --------
   1,309     Hinds Junior College                                       3.000        04/01/2013         10.42              994
     476     Millsaps College                                           3.000        11/01/2021         10.34              281
   1,290     Mississippi State University                               3.000        12/01/2020          9.64              809
              ---------- MISSOURI --------
     360     Central Missouri State University                          3.000        07/01/2007         10.18              311
     201     Drury College                                              3.000        04/01/2015         10.63              141
     282     Drury College                                              3.000        10/01/2010         10.75              224
     391     Southeast Missouri State University                        3.000        04/01/2007         10.58              355
              ---------- MONTANA --------
     250     Carroll College                                            3.750        06/01/2014         10.46              179
     131     Carroll College                                            3.000        06/01/2018         10.15               84
              ---------- NEBRASKA --------
      16     Midland Lutheran College                                   3.000        04/01/2005         11.20               15
              ---------- NEW HAMPSHIRE --------
     119     New England College                                        3.000        04/01/2016         10.77               80
              ---------- NEW JERSEY --------

         The accompanying notes are an integral part of this schedule.        26

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                      Internal
Outstanding                                                           Stated                           Rate of        Amortized
 Principal                                                           Interest         Maturity       Return % (A)    Cost (Notes
  Balance                     Description                             Rate %            Date         (Unaudited)       1 and 2)
-----------  -----------------------------------------------        -----------      ----------      -----------     -----------
$  1,270     Fairleigh Dickinson University                             3.000        11/01/2017         10.39        $     822
     475     Newark Beth Israel Hospital                                3.625        01/01/2014         11.06              341
   1,235     Rider College                                              3.625        11/01/2013         10.42              918
     342     Rider College                                              3.000        05/01/2017         10.70              225
     520     Rutgers, The State University                              3.750        05/01/2016          9.19              392
     238     Seton Hill College                                         3.625        11/01/2014         10.53              171
              ---------- NEW YORK --------
     756     College of Saint Rose                                      3.000        05/01/2022         10.43              444
     470     Daemen College                                             3.000        04/01/2016         10.77              316
     349     Dowling College                                            3.000        10/01/2010         10.75              277
     853     D'Youville College                                         3.000        04/01/2018         10.90              541
   1,312     Hofstra University                                         3.000        11/01/2012         10.61              983
     127     Long Island University                                     3.750        05/01/2005         11.22              122
     112     Long Island University                                     3.000        11/01/2009         10.69               92
     393     Long Island University                                     3.000        11/01/2009         10.69              323
     395     Long Island University                                     3.625        06/01/2014         10.49              282
     659     Memorial Hospital for Cancer and Allied Diseases           3.375        04/01/2012         10.68              511
      85     SUNY, Mohawk Valley Community College                      3.000        04/01/2005         10.26               82
     261     Utica College                                              3.000        11/01/2009         10.53              212
              ---------- NORTH CAROLINA --------
     125     Catawba College                                            3.000        12/01/2009         10.27               99
     290     Elizabeth City State University                            3.000        10/01/2017         10.02              192
     182     High Point College                                         3.000        12/01/2010         10.26              140
      69     Lenoir Rhyne College                                       3.000        12/01/2006         10.04               62
      18     Saint Mary's College                                       3.000        03/01/2005         11.25               17
     333     Saint Mary's College                                       3.000        06/01/2020         10.14              202
      77     University of North Carolina                               3.000        11/01/2005          8.81               73
     280     University of North Carolina                               3.000        01/01/2008          9.50              245
      19     University of North Carolina                               3.000        01/01/2007          9.50               17
              ---------- OHIO --------
      46     Rio Grande College                                         3.000        03/30/2009         10.93               38
     194     University of Steubenville                                 3.125        04/01/2010         10.98              156
     570     Wittenberg University                                      3.000        05/01/2015         10.76              394
     193     Wittenberg University                                      3.000        11/01/2017         10.39              129
      22     Wooster Business College                                   3.000        03/30/2009         10.88               18
              ---------- OKLAHOMA --------
     895     Cameron University                                         3.000        04/01/2007         10.16              805
     400     Langston University                                        3.000        04/01/2007         10.56              357
      40     Southern Nazarene University                               3.750        04/01/2005         11.27               38
              ---------- OREGON --------
     612     George Fox College                                         3.000        07/01/2018         10.64              389
      63     Linfield College                                           3.000        10/01/2017         10.44               41
              ---------- PENNSYLVANIA --------

         The accompanying notes are an integral part of this schedule.        27

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                      Internal
Outstanding                                                           Stated                           Rate of        Amortized
 Principal                                                           Interest         Maturity       Return % (A)    Cost (Notes
  Balance                     Description                             Rate %            Date         (Unaudited)       1 and 2)
-----------  -----------------------------------------------        -----------      ----------      -----------     -----------
$    378     Albright College                                           3.000        11/01/2015         10.23        $     265
     145     Carnegie-Mellon University                                 3.000        05/01/2009         10.73              121
     770     Carnegie-Mellon University                                 3.000        11/01/2017         10.51              504
     880     Drexel University                                          3.500        05/01/2014         10.53              653
     435     Gannon University                                          3.000        11/01/2011         10.49              331
     169     Gannon University                                          3.000        12/01/2022         10.13               96
     175     Lycoming College                                           3.625        05/01/2014         10.64              129
     245     Lycoming College                                           3.750        05/01/2015         10.62              178
     146     Moravian College                                           3.375        11/01/2012         10.52              110
   2,001     Philadelphia College of Art                                3.000        01/01/2022         10.62            1,154
     445     Saint Vincent College                                      3.500        05/01/2013         10.86              333
     935     Villanova University                                       3.000        04/01/2019         10.70              581
     292     York Hospital                                              3.000        05/01/2020         10.64              179
              ---------- RHODE ISLAND --------
      35     Rhode Island College                                       3.000        10/01/2005         10.09               33
              ---------- SOUTH CAROLINA --------
     210     Benedict College                                           3.000        11/01/2006         10.61              189
   1,462     Benedict College                                           3.000        11/01/2020         10.36              883
      40     Clemson University                                         3.000        07/01/2005          9.51               37
      85     Coker College                                              3.000        12/01/2009         10.04               69
     311     Morris College                                             3.000        11/01/2009         10.53              252
              ---------- SOUTH DAKOTA --------
     145     Dakota Wesleyan University                                 3.000        10/01/2015         10.46              102
              ---------- TENNESSEE --------
     243     Cumberland University                                      3.000        08/01/2017         10.52              154
     157     Hiwassee College                                           3.000        09/15/2018         10.58               99
              ---------- TEXAS --------
     280     Houston Tillotson College                                  3.500        04/01/2014         10.90              203
     225     McLennan Community College                                 3.000        04/01/2006         10.49              209
     204     Southern Methodist University                              3.000        10/01/2007         10.61              176
   1,700     Southwest Texas State University                           3.000        10/01/2015          9.51            1,207
   1,252     Stephen F. Austin State University                      3.375-3.500     10/01/2012          9.57              974
     346     Texas A & I University                                     3.000        07/01/2009          9.57              286
     350     Texas Southern University                                  3.500        04/01/2013         10.45              265
     520     University of Saint Thomas                                 3.000        10/01/2019         10.41              320
              ---------- VERMONT --------
     106     Champlain College                                          3.000        12/01/2013         10.19               75
   1,293     Saint Michael's College                                    3.000        05/01/2013         10.60              955
     210     Vermont State College                                      3.000        06/01/2008          9.02              180
     181     Vermont State College                                      3.000        07/01/2014          9.30              132

         The accompanying notes are an integral part of this schedule.        28

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                      Internal
Outstanding                                                           Stated                           Rate of        Amortized
 Principal                                                           Interest         Maturity       Return % (A)    Cost (Notes
  Balance                     Description                             Rate %            Date         (Unaudited)       1 and 2)
-----------  -----------------------------------------------        -----------      ----------      -----------     -----------
              ---------- VIRGINIA --------
$    880     James Madison University                                   3.000        06/01/2009         10.49        $     706
     368     Lynchburg College                                          3.750        05/01/2015         10.64              270
     510     Lynchburg College                                          3.000        05/01/2018         10.68              330
     273     Mary Baldwin College                                       3.375        05/01/2012         10.68              212
     475     Marymount University                                       3.000        05/01/2016         10.52              324
   2,360     Norfolk State University                                   3.000        12/01/2021          9.77            1,433
     165     Randolph-Macon College                                     3.000        05/01/2010         10.72              134
     348     Saint Paul's College                                       3.000        11/01/2014         10.56              246
   1,572     Virginia Commonwealth University                           3.000        06/01/2011         10.01            1,205
     161     Virginia Wesleyan College                                  3.000        11/01/2009         10.54              133
     111     Virginia Wesleyan College                                  3.000        11/01/2010         10.51               87
              ---------- WASHINGTON --------
     229     Seattle University                                         3.000        11/01/2008         10.55              192
      70     Western Washington University                              3.750        10/01/2005         10.19               65
              ---------- WEST VIRGINIA --------
     191     Bethany College                                            3.375        11/01/2012         10.54              146
     215     Bethany College                                            3.000        11/01/2017         10.40              139
     345     Bethany College                                            3.000        11/01/2012         10.40              260
      30     Wheeling College                                           3.000        11/01/2007         10.59               26
              ---------- WISCONSIN --------
     324     Carroll College                                            3.750        03/01/2015         10.93              230
     405     Marian College                                             3.000        10/01/2016         10.45              268
     144     Saint Norbert College                                      3.000        04/01/2007         11.10              128
              ---------- DISTRICT OF COLUMBIA --------
   2,289     Georgetown University                                      3.000        11/01/2020         10.36            1,382
   5,940     Georgetown University                                      4.000        11/01/2020         10.52            3,839
     105     Georgetown University                                      3.000        05/01/2005         10.86              101
              ---------- PUERTO RICO --------
      40     Inter American University of Puerto Rico                   3.000        09/01/2007         10.66               35
   1,860     Inter American University of Puerto Rico                   3.000        01/01/2017         10.94            1,212
   1,069     University of Puerto Rico, Rio Piedras Campus              3.000        06/01/2011          9.39              837
--------                                                                                                             ---------
  93,270     Total College and University Loans                                                                         65,888
--------
             Allowance for Loan Losses                                                                                   1,432
                                                                                                                     ---------
             Net Loans of the Trust                                                                                     64,456 (B)
                                                                                                                     ---------

         The accompanying notes are an integral part of this schedule.        29

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

                             SCHEDULE OF INVESTMENTS

                                November 30, 2004

                          (Dollar Amounts in Thousands)

                                   (continued)

                                                                                                      Internal
Outstanding                                                           Stated                           Rate of        Amortized
 Principal                                                           Interest         Maturity       Return % (A)    Cost (Notes
  Balance                     Description                             Rate %            Date         (Unaudited)       1 and 2)
-----------  -----------------------------------------------        -----------      ----------      -----------     -----------
             INVESTMENT AGREEMENTS (20.0%)
   1,852     JPMorgan Chase Bank - Liquidity Fund                      7.750         06/01/2018         7.750            1,852
  14,214     JPMorgan Chase Bank - Revenue Fund                        7.050         06/01/2018         7.050           14,214
--------                                                                                                             ---------
  16,066     Total Investment Agreements                                                                                16,066
--------                                                                                                             ---------
$109,336     Total Investments (100.0%)                                                                              $  80,522
========                                                                                                             =========

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

(B)   The tax basis on the Loans is approximately $ 66,981

         The accompanying notes are an integral part of this schedule.        30

ITEM 2. CODE OF ETHICS

Not applicable to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees billed to the registrant for the two most recent fiscal years:

      Fiscal year ended 2004 - $80,000

      Fiscal year ended 2003 - $80,000

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

      Fiscal year ended 2004 - $0

      Fiscal year ended 2003 - $0

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

      Fiscal year ended 2004 - $0

      Fiscal year ended 2003 - $0

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

      Fiscal year ended 2004 - $57,700

            -$38,000 in connection with Accountants' Reports on Applying Agreed-Upon Procedures as required by the Trust's Indenture.

            -$15,000 in connection with Accountants' Report on Applying Agreed-Upon Procedures relating to the Trust's Servicing Agreement.

            -$4,700 out-of-pocket expenses

      Fiscal year ended 2003 - $60,000

            -$38,000 in connection with Accountants' Reports on Applying Agreed-Upon Procedures as required by the Trust's Indenture.

            -$15,000 in connection with Accountants' Report on Applying Agreed-Upon Procedures relating to the Trust's Servicing Agreement.

            -$7,000 out-of-pocket expenses

(e)

      (1) Audit Committee Policies regarding Pre-approval of Services. Not applicable to the registrant.

      (2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
      (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

      Not applicable to the registrant.

(f) Not applicable to the registrant.

(g) Not applicable to the registrant.

(h) Not applicable to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the registrant.

ITEM 11. CONTROLS AND PROCEDURES

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

ITEM 12. EXHIBITS

The following exhibits are attached to this Form N-CSR:

(a)

      (1)   Code of ethics or amendments: not applicable to the registrant.

      (2) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is attached.

      (3) Annual Compliance Statement of the Servicer, GMAC Commercial Mortgage Corporation, is attached.

      (4)   Attestation Report of Independent Accountants,
            PricewaterhouseCoopers, LLP, is attached.

      (5) GMAC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

(b) Certification by the registrant's Owner Trustee, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust Two

By (Signature and Title) /s/ Diana J. Kenneally Assistant Vice President
                         -----------------------------------------------

Date February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Diana J. Kenneally Assistant Vice President
                         -----------------------------------------------

Date February 18, 2005